CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 974,317	$ 1,589,795	$ 25,000
Prepaid expenses	47,084	62,738
Total current assets	1,021,401	1,652,533	25,000
Investments held in Trust Account	293,255,540	292,054,158
Deferred offering costs associated with the initial public offering			89,354
Total Assets	294,276,941	293,706,691	114,354
Current liabilities:
Accounts payable	371,225	86,595	18,000
Accrued expenses	414,571	8,860	74,048
Total current liabilities	785,796	95,455	92,048
Deferred underwriting commissions	9,187,500	9,187,500
Total liabilities	9,973,296	9,282,955	92,048
Commitments and contingencies
Temporary equity, value	279,303,640	279,423,730
Shareholders' Equity:
Preferred shares, value	0	0	0
Ordinary shares, value	801	800	719
Additional paid-in capital	895,230	775,141	24,281
Retained earnings (Accumulated deficit)	4,103,974	4,224,065	(2,694)
Total shareholders' equity	5,000,005	5,000,006	22,306
Total Liabilities and Shareholders' Equity	$ 294,276,941	$ 293,706,691	$ 114,354